Deposits (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Aggregate amount of demand deposits reclassified as loan balances	$ 33,000	$ 39,000
Deposits and other funds from related parties	$ 1,116,000	$ 1,247,000